Balance Sheet Components - Summary of Property and Equipment, Net - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 81	$ 51
Less: accumulated depreciation	(27)	(12)
Property and equipment, net	54	39
Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	25,837
Less: accumulated depreciation	0	(3,207)
Property and equipment, net	0	22,630
Furniture and fixtures | Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	321
Computers and Network Equipment | Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	251
Lab Equipment | Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	12,521
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12	0
Leasehold improvements | Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	304
Construction in Progress | Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 12,440